Basis of Presentation	12 Months Ended
Dec. 31, 2020
DeepGreen Metals Inc. [Member]
Basis of Presentation [Line Items]
Basis of Presentation

2. Basis of Presentation

Statement of Compliance

These consolidated financial statements have been prepared in accordance Generally Accepted Accounting Principles in the United States (“U.S. GAAP”) and include the accounts of DeepGreen and its wholly owned subsidiaries.

The Board of Directors approved the consolidated financial statements on March 26, 2021.

Basis of Measurement

These consolidated financial statements have been prepared under the historical cost convention and are presented in United States (“US”) dollars.

Consolidation

These consolidated financial statements include the accounts of the Company (the “Parent”) and its subsidiaries. The principal subsidiaries of the Company, their activities, and their geographic locations as at December 31, 2020 were as follows:

Subsidiary	Principal Activity	Location	Proportion of Interest Held by the Parent
DeepGreen Engineering Pte. Ltd. (“DGE”)	Mineral exploration	Singapore	100%
DeepGreen Resources LLC (“DGL”)	Holding Company	USA	100%
NORI	Mineral exploration	Republic of Nauru	100%
Nauru Education and Training Foundation Inc. (“NEAT”)	Holding Company	Republic of Nauru	100%
Nauru Health and Environment Foundation Incorporated (“NHEF”)	Holding Company	Republic of Nauru	100%
Tonga Offshore Mining Ltd. (“TOML”)	Mineral exploration	Tonga	100%
Koloa Moana Resources Ltd. (“Koloa Moana”)	Holding Company	Canada	100%
Offshore Minerals Pte. Ltd. (“Offshore Minerals”)	Mineral exploration	Australia	100%
DeepGreen TOML Singapore Ltd. (TOML Singapore”)	Mineral exploration	Singapore	100%
DeepGreen TOML Holding 1 (“TOML Hold 1”)	Holding Company	British Virgin Islands	100%
DeepGreen TOML Holding 1 (“TOML Hold 2”)	Holding Company	British Virgin Islands	100%
The Metals Company Nauru Holding LLC (“Nauru Holding”)	Holding Company	USA	100%
The Metals Company LLC (“TMC”)	Holding Company	USA	100%

The transactions among the entities in the consolidated group pertain to the transfer of funds and the payment of third-party costs. All inter-group balances have been eliminated upon consolidation.

Significant Accounting Policies

The Company’s accounting policies specific to significant financial statement line items are included below. All accounting policies have been consistently applied to all years presented.

i. Foreign Currencies

The functional currency is the currency of the primary economic environment in which the entity operates. The functional currency of the Company and all its subsidiaries is the US Dollar, except for NEAT and NHEF, whose functional currency is the Australian Dollar.

At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are translated into the functional currency at the rates prevailing at that date. Non-monetary assets and liabilities carried at fair value that are denominated in foreign currencies are translated at rates prevailing at the date when the fair value was determined. All gains and losses on translation of these foreign currency transactions are included in the statements of loss and comprehensive loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

For consolidation purposes, the assets and liabilities of entities with functional currencies other than the US dollar are translated at the period end rates of exchange, and the results of their operations are translated at average rates of exchange for the period. The resulting changes are recognized in accumulated other comprehensive loss within equity as currency translation differences.

ii. Loss Per Share

Basic loss per share is computed by dividing loss available to common shareholders by the weighted average number of common shares outstanding during the year. The computation of diluted loss per share assumes the conversion, exercise or contingent issuance of securities only when such conversion, exercise or issuance would have a dilutive effect on the loss per share. The dilutive effect of convertible securities is reflected in the diluted loss per share by application of the “if converted” method. The dilutive effect of outstanding options and their equivalents is reflected in the diluted loss per share by application of the treasury stock method.

iii. Financial Instruments

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired, or have been transferred, and the Company has transferred substantially all risks and rewards of ownership. A financial liability is derecognized when the obligation specified in the contract is discharged, cancelled, or expires.

The Company’s financial instruments consists of cash and cash equivalents, accounts payable and accrued inabilities, and deferred acquisition costs all of which are recorded at amortized cost.

iv. Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and term deposits with a remaining term to maturity at acquisition of three months or less.

v. Equipment

Equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, when it is probable that future economic benefits from such assets will flow to the Company and the cost of such assets can be measured reliably. The carrying amount of an asset is derecognized when it is replaced or taken out of service. Repairs and maintenance costs are charged to the statement of loss and comprehensive loss during the period they are incurred.

The major categories of equipment are amortized on declining balance basis as follows:

Exploration and other equipment	30%
Office equipment	30%

The Company allocates the amount initially recognized to each asset’s significant components and depreciates each component separately. Amortization methods and useful life of the assets are reviewed at each financial period end and adjusted on a prospective basis, if required.

Gains and losses on disposals of equipment are determined by comparing the proceeds with the carrying amount of the asset and are included in the statement of loss and comprehensive loss.

vi. Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheet. The Company does not have any finance leases.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of such leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The lease terms may include options to extend or terminate the lease and when it is reasonably certain that we will exercise that option.

The Company elected to apply the short-term lease recognition exemption to all of its lease arrangements and recorded an expense of $116,760 (2019 – $85,479) for lease payments during the year ended December 31, 2020. Such lease expense is disclosed under office and sundry line item within the statement of loss and comprehensive loss and forms part of cash flow from operating activities.

vii. Exploration Licenses

The Company is in the exploration stage with respect to its investment in mineral licenses and follows the practice of capitalizing costs relating to the acquisition of such mineral licenses.

Exploration Expenses

The Company expenses all costs relating to exploration for and development of mineral claims. Such exploration and development costs include, but are not limited to, claims management, geological, geochemical and geophysical studies, process development. The mineral licenses would be charged to operations on a unit-of-production method based on proven and probable reserves should commercial production commence in the future.

viii. Stock-based compensation

Stock-based compensation is measured at the grant date based on the fair value of the award and is recognized over the requisite service period. Stock-based compensation costs are charged to exploration expenses or common share options-based payments in the income statement. The Company recognizes forfeiture of any awards as they occur. The Company records stock-based compensation from the issuance of the stock options with service-based conditions using the accelerated attribution method.

For stock options issued with performance conditions related to financing activities, the Company recognizes the costs when the specific performance targets are achieved using the accelerated attribution method. When these costs relate to equity financing, they are netted against share capital as a share issuance cost

The Company at times grants common shares or stock options in lieu of cash to certain vendors for their services to the Company. The Company recognizes the associated cost in the same period and manner as if the Company paid cash for the services provided.

ix. Income Taxes

The Company accounts for income taxes under the asset and liability method which requires the recognition of deferred income tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities. The Company provides a valuation allowance on deferred tax assets unless it is more likely than not that such assets will be realized.

Significant Accounting Estimates and Judgments

The preparation of financial statements in accordance with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Significant management judgments and estimates were applied to the following areas:

i. TOML Acquisition

In March 2020, the Company completed the TOML Acquisition (Note 3) and applied guidance from U.S. GAAP Accounting Standard Coding (“ASC”) 805 to understand the accounting treatment regarding this acquisition and make necessary judgements.

ASC 805 defines a business as inputs and processes, when applied to the inputs, resulting in the creation of outputs. The key input acquired in connection with the TOML Acquisition is the TOML Exploration License and the related intellectual property. TOML Exploration License is in the development stage and therefore does not produce outputs. ASC 805 requires that where there is no output, there must be both an input and substantive process which must include an organized workforce with the necessary skills, experience, and knowledge to develop and convert the inputs into outputs, for a group of assets to be considered a business. An organized workforce was not included in the TOML Acquisition and therefore the Company’s management deemed that the TOML Acquisition was not a business acquisition and only an acquisition of a group of assets.

The Company’s position is supported by ASC 805’s guidance that if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not considered a business. The value of the TOML is considered to be primarily in the TOML Exploration License.

Management also determined that other assets acquired (which included other intangible assets such as patents and trademarks) were connected to the TOML Exploration License and would not hold value by themselves. The value of the total cost was therefore capitalized into one line item on the Company’s balance sheet, the Exploration licenses.

ii. Valuation of common share-based payments

DeepGreen recognizes the cost of share-based awards granted to employees, non-employees and directors based on the estimated grant-date fair value of the awards. DeepGreen determines the fair value of stock options using the Black-Scholes option pricing model, which is impacted by the following assumptions:

•        Fair Value of Common Stock on the Date of the Grant — DeepGreen uses the price of the most recent private placements to assess the value of its shares on the date of the grant of incentive stock options.

•        Expected Term — DeepGreen uses the term of the award when calculating the expected term due to insufficient historical exercise data.

•        Expected Volatility — As DeepGreen’s shares are not actively traded, the volatility is based on a benchmark of comparable companies within the mining industry.

•        Expected Dividend Yield — The dividend rate used is zero as DeepGreen has never paid any cash dividends on common stock and does not anticipate doing so during the expected life of the stock options.

•        Risk-Free Interest Rate — The interest rates used are based on the implied yield available on Canadian Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award.

Changes in these assumptions used to determine the fair value of the common share incentive stock options, including the vesting timeline of granted stock options, could have a material impact on the Company’s loss and comprehensive loss.

DeepGreen determines the fair value of common shares issued for services based on the most recent private placements.

Recently Adopted Accounting Guidance

i. Leases

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize all leases on the balance sheet, including operating leases, unless the lease is a short-term lease. ASU 2016-02 also requires additional disclosures regarding leasing arrangements. ASU 2016-02 became effective for the Company as of January 1, 2019. At January 1, 2019, the Company had an office lease agreement expiring September 12, 2020 which was later extended to September 12, 2022. The Company elected the short-term lease recognition exemption and, as a result, no right of use assets or lease liabilities were recognized as of January 1, 2019.

ii. Stock Based Compensation

In June 2018, the FASB issued ASU 2018-07, Stock Compensation (Topic 718), which updates the accounting provisions for nonemployee share-based payments to be measured at fair value as of the grant date. ASU 2018-07 became effective for the Company as of January 1, 2019.

Recent Accounting Guidance Not Yet Adopted

i. Accounting for Income Taxes

In December 2019, the FASB issued a new standard to simplify the accounting for income taxes. The guidance eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences related to changes in ownership of equity method investments and foreign subsidiaries. The guidance also simplifies aspects of accounting for franchise taxes and enacted changes in tax laws or rates, and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The standard will be effective for the Company beginning Jan. 1, 2022, with early adoption permitted. The Company is currently evaluating the impact of this standard in the consolidated financial statements, including accounting policies, processes, and systems.